COMMITMENTS AND CONTINGENCIES - Contingency (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 26, 2021 USD ($)	May 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 16, 2020 USD ($)	May 06, 2020 entity	Apr. 02, 2020 USD ($)
COMMITMENTS AND CONTINGENCIES
Net revenues			¥ 13,292,982	$ 1,927,301	¥ 7,965,323	¥ 4,033,418
Costs and expenses			12,136,803	1,759,671	8,504,377	6,620,686
Settlement of civil money penalty amount to SEC											$ 180,000
Payable for SEC settlement						1,174,500				$ 180,000
Provision for equity litigants settlement			279,967	$ 40,591	155,314	1,226,119
Payable for equity litigants settlement			33,796		1,350,257			$ 4,900
Fabrication of Transactions
COMMITMENTS AND CONTINGENCIES
Asserted losses													$ 325,000
U.S. Opt Out Claims
COMMITMENTS AND CONTINGENCIES
Settlement amount	$ 175,000
U.S. Department of Justice Investigation
COMMITMENTS AND CONTINGENCIES
Liability or loss recognized at the end of year								0	$ 0
U.S. Securities Litigation
COMMITMENTS AND CONTINGENCIES
Provision for equity litigants settlement						¥ 1,226,100	$ 187,500
Additional equity litigation provision			280,000		¥ 155,300			41,900	24,400
Payable for equity litigants settlement			¥ 33,800					4,900
Ministry of Finance Investigation
COMMITMENTS AND CONTINGENCIES
Liability or loss recognized at the end of year								$ 0	$ 0
Number of entities of the Group | entity												2
Cayman Bondholder Action
COMMITMENTS AND CONTINGENCIES
Sought value for losses from Company		$ 155,000